Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Details) - Non-Vested Performance-Based Stock Units, Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Shares
Nonvested PSUs, restricted stock and RSUs, beginning balance (shares) | shares	14,211,712
Granted (shares) | shares	6,179,808
Vested (shares) | shares	(6,201,276)
Forfeited (shares) | shares	(1,456,946)
Nonvested PSUs, restricted stock and RSUs, ending balance (shares) | shares	12,733,298
Weighted-average fair value
Nonvested PSUs, restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 49.43
Granted (usd per share) | $ / shares	51.59
Vested (usd per share) | $ / shares	43.21
Forfeited (usd per share) | $ / shares	49.74
Nonvested PSUs, restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 50.77